Financial Instruments And Risk Management	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Instruments And Risk Management
Financial Instruments and Risk Management

Foreign currency risk. We conduct business in numerous currencies and are therefore exposed to foreign currency fluctuations. We may use derivative instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. We do not use derivative instruments for speculative trading purposes. We generally utilize foreign exchange forwards and currency option contracts to hedge exposures associated with forecasted future cash flows and to hedge exposures present on our balance sheet.

As of December 31, 2017, the gross notional value of our foreign currency exchange forwards and option contracts used to hedge balance sheet exposures was $66 million, all of which had durations of 10 days or less. We also had approximately $21 million (gross notional value) of cash flow hedges which had durations of 31 months or less.

The fair value of our balance sheet and cash flow hedges included in "Other current assets" and "Other current liabilities" on our consolidated balance sheets was immaterial at December 31, 2017 and 2016, respectively. These fair values are considered Level 2 under ASC 820 - Fair Value Measurement as they are based on quoted prices directly observable in active markets.

The following table summarizes the recognized changes in fair value of our balance sheet hedges offset by remeasurement of balance sheet positions. These amounts are recognized in our consolidated statements of operations for the periods presented. The net of our changes in fair value of hedges and the remeasurement of our assets and liabilities is included in "Other non-operating income" on our consolidated statements of operations.

	Years ended December 31,
Gains (losses) dollars in millions	2017	2016
Balance Sheet Hedges - Fair Value	$5	$(7)
Balance Sheet Position - Remeasurement	(16)	27
Net	$(11)	$20

Interest rate risk. Certain of our unconsolidated subsidiaries and joint ventures are exposed to interest rate risk through their variable rate borrowings. This variable rate exposure is managed with interest rate swaps. The unrealized net losses on the interest rate swaps held by our unconsolidated subsidiaries and joint ventures was immaterial as of December 31, 2017, 2016 and 2015, respectively.